Employee Benefits - Multiemployer Pension and Other Postretirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Location Employees	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Multiemployer plans description	Ryerson participates in two multiemployer pension plans covering 66 employees at 4 locations.
Multiemployer pension plan covered employees	66
Multiemployer pension plan covered locations	4
Multiemployer plan contributions	$ 0.5	$ 0.5	$ 0.4
Pension withdrawal liability	0.5	0.6
Period of Withdrawal pension liability Payment	25 years
Location One [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension withdrawal liability	$ 1.0
Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of contributions to the plans	5.00%